Schedule of shareholder convertible loans (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Balance at January 1	$ 22,560,124	$ 9,380,301	$ 9,380,301	$ 19,078,367
Changes in fair value	232,041		5,951,087
Conversion to common shares	(23,183,562)			(20,694,791)
Borrowings			7,573,800	5,597,550
Foreign exchange impacts	391,397		(345,064)	752,181
Balance at December 31			22,560,124	9,380,301
Changes in fair value	$ (232,041)	$ (5,356,574)	$ 5,951,087	$ 4,646,994